Long Term Investments	12 Months Ended
Jun. 30, 2019
Long Term Investment [Abstract]
LONG TERM INVESTMENTS

NOTE 10 – LONG TERM INVESTMENTS

	As of June 30,
	2019	2018
Cost method investment
CLPS Lihong Financial Information Services Co., Ltd. ("CLPS Lihong", formerly Lihong Financial Information Services Co., Ltd.)	$-	151,124

Equity method investments
Huanyu	-	142,590
CLPS Lihong	844,643	-
Economic Modeling Information Technology Co., Ltd. ("EMIT")	69,363	-
Total	$914,006	$293,714

Equity Method investments

a)	Investment in Huanyu

On September 27, 2017, the Company and a non-controlling interest shareholder of CLPS Beijing incorporated Huanyu. The Company made an investment of $0.15 million (RMB 1,000,000) for a 30% equity interest in Huanyu. The Company accounted the investment in Huanyu as an equity method investment due to its significant influence over the entity. On May 24, 2019, the Company purchased the remaining 70% equity interest of Huanyu for consideration of $0.07 million (RMB 462,000) and became the sole shareholder of Huanyu (Note 3). For the period from July 1, 2018 to the acquisition date of May 24, 2019 and for the year ended June 30, 2018,  30% of Huanyu's results of operations was income of $35,049 (RMB 239,073) and loss of $8,684 (RMB56,461), respectively.

b)	Investment in CLPS Lihong

On March 1, 2019, the Company purchased approximately 37% equity interest in CLPS Lihong at a cash consideration of $0.15 (RMB 1). In May 2019, the Company made capital contribution to CLPS Lihong of $1.01 million (RMB 7 million). The Company accounts for the investment in CLPS Lihong as an equity method investment due to its significant influence over the entity. For the year ended June 30, 2019, the Company's share of CLPS Lihong's results of operations was loss of $176,148 (RMB 1,201,523).

c)	Investment in EMIT

On April 3, 2019, Qiner purchased a 30% equity interest of EMIT at nil consideration. In June, 2019, the Company made capital contribution to EMIT of $0.07 million (RMB 0.5 million). The Company accounts for the investment in EMIT as an equity method investment due to its significant influence over the entity. For the year ended June 30, 2019, the Company's share of EMIT's results of operations was loss of $4,230 (RMB 28,853).

Selected financial information of the equity method investees are not presented as the effects were not material.

There were no impairment indicators for the investments and no impairment losses were recognized for the years ended June 30, 2019 and 2018.